Cover	Mar. 04, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2022
Entity File Number	001-39190
Entity Registrant Name	SCVX CORP.
Entity Central Index Key	0001794717
Entity Tax Identification Number	98-1518469
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Attn: Strategic Cyber Ventures
Entity Address, Address Line Two	1220 L St NW
Entity Address, Address Line Three	Suite 100-397
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	733-4719
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant to purchase one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share
Trading Symbol	SCVX.U
Security Exchange Name	NYSE
Class A ordinary shares, $0.0001 par value per share
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	SCVX
Security Exchange Name	NYSE
Redeemable warrants to purchase Class A ordinary shares
Title of 12(b) Security	Redeemable warrants to purchase Class A ordinary shares
Trading Symbol	SCVX WS
Security Exchange Name	NYSE